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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2000

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price   Value or Approx      Seller
Each   Ident   Shares     Per     Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch      Broker

07-05   CEE      1100     14.5625     20.04          Weeden & Co
07-06   " "      4400     14.6534     19.92             " "
07-07   " "      5300     14.5873     19.85             " "
07-10   " "      1700     14.6875     19.81             " "
07-11   " "      1100     14.5000     19.66             " "
07-12   " "      1700     14.5000     19.81             " "
07-13   " "      1300     14.3125     19.83             " "
07-14   " "      1700     14.3750     20.07             " "
07-17   " "      2100     14.4107     20.31             " "
07-18   " "      2100     14.3423     20.42             " "
07-19   " "      1100     14.5682     20.34             " "
07-20   " "      2100     14.7798     20.65             " "
07-21   " "      2100     14.7857     20.78             " "
07-24   " "       700     14.8750     20.72             " "
07-25   " "      2700     14.8218     20.61             " "
07-26   " "      2700     14.7500     20.51             " "
07-27   " "      2700     14.7500     20.15             " "
07-28   " "      2700     14.6343     19.77             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          08/01/00


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